Insurance Contracts - Summary of Insurance Income And Contractual Service Margin For Insurance Contracts (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	₩ 11,651,881	$ 8,066,098	₩ 11,017,155	₩ 10,322,356
Profit or loss recognized related to service provided	1,305,006		1,279,257	1,271,662
Effect of new contracts	47,498		73,839
Insurance contracts issued [member]
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	0		15
Effect of new contracts	47,498		73,839
Insurance service result	(1,375,559)		(1,598,296)
Insurance finance income and expenses	899,876		6,167,040
Insurance contracts issued [member] | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Changes in estimations adjusting contractual service margin	(749,533)		(1,537,734)
Effect of new contracts	2,246,585		2,433,624
Insurance service result	192,046		(383,368)
Insurance finance income and expenses	459,906		488,924
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	7,335,371		6,771,649	6,232,135
Insurance service result	(1,375,559)		(1,598,296)
Insurance finance income and expenses	899,876		6,167,040
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | Contracts applying the fair value approach
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	2,801,298		2,765,232
Beginning contractual service margin	3,041,918		2,833,819
Profit or loss recognized related to service provided	(226,119)		(201,832)
Changes in estimations adjusting contractual service margin	86,091		322,158
Effect of new contracts	0		0
Insurance service result	(140,028)		120,326
Insurance finance income and expenses	100,410		87,773
Ending contractual service margin	3,002,300		3,041,918	2,833,819
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | All other contracts
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	4,534,074		4,006,417
Beginning contractual service margin	10,922,060		11,024,603
Profit or loss recognized related to service provided	(1,078,886)		(1,077,426)
Changes in estimations adjusting contractual service margin	(835,624)		(1,859,892)
Effect of new contracts	2,246,585		2,433,624
Insurance service result	332,075		(503,694)
Insurance finance income and expenses	359,495		401,151
Ending contractual service margin	11,613,630		10,922,060	11,024,603
Insurance contracts other than those to which premium allocation approach has been applied | Insurance contracts issued [member] | Contractual service margin
Disclosure In Tabular Form Of Insurance Income And Contractual Service Margin For Insurance Contracts Not Applying The Premium Allocation Approach [Line Items]
Insurance income	7,335,372		6,771,649
Beginning contractual service margin	13,963,978		13,858,422
Profit or loss recognized related to service provided	(1,305,005)		(1,279,258)
Changes in estimations adjusting contractual service margin	(749,533)		(1,537,734)
Effect of new contracts	2,246,585		2,433,624
Insurance service result	192,047		(383,368)
Insurance finance income and expenses	459,905		488,924
Ending contractual service margin	₩ 14,615,930		₩ 13,963,978	₩ 13,858,422